Basis of preparation and recent accounting developments (Details) £ in Millions			12 Months Ended
	Oct. 01, 2024 GBP (£)	Sep. 26, 2024	Mar. 31, 2025 GBP (£) MW site	Mar. 31, 2050 GBP (£)	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)
Disclosure of subsidiaries [line items]
Number of US Superfund sites | site			3
Property, plant and equipment			£ 74,091		£ 68,907
Other provisions			3,049		£ 3,109	£ 2,642
UK Gas Transmission business
Disclosure of subsidiaries [line items]
Proportion of ownership interest disposed		20.00%
UK Electricity System Operator
Disclosure of subsidiaries [line items]
Consideration paid (received)	£ (673)
Gain on sale	£ 187
Decommissioning provision, ARO
Disclosure of subsidiaries [line items]
Other provisions			£ 62
New York
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period			5 years
New England
Disclosure of subsidiaries [line items]
Cash flow projection, forecast period			5 years
Electricity generation plant
Disclosure of subsidiaries [line items]
Property, plant and equipment			£ 295
Property, plant and equipment, capacity | MW			3,800
Liquefied natural gas | Forecast
Disclosure of subsidiaries [line items]
Property, plant and equipment				£ 0
Minimum | Fixed interest rate bonds
Disclosure of subsidiaries [line items]
Notional amount			£ 3,200